Loss per share (Details) - Schedule of loss per share - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Loss Per Share Abstract
Basic loss per share - cents per share	$ (1.25)	$ (1.16)	$ (0.69)
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
Total comprehensive loss for the year	$ (14,903,909)	$ (11,372,799)	$ (4,697,636)
- Weighted average number of ordinary shares (number)	1,191,154,011	976,931,338	684,035,399